Summary of Significant Accounting Policies (Details) - Schedule of Loans Outstanding - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Loans Outstanding [Abstract]
Outstanding principal, beginning of year	$ 688	$ 1,405
Changes in composition of related parties
Principal disbursed during the year
Principal repaid and refinanced during the year	(208)	(717)
Outstanding principal, end of year	$ 480	$ 688